Adjusting Items Included in Profit From Operations - Summary of Adjusting Items Within Profit from Operations (Details) - GBP (£) £ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Profit from Operations [Line Items]
Restructuring and integration costs	£ 83	£ 69	£ 408
Impairment and associated costs in respect of assets/liabilities held-for-sale	71
Credit in respect of an excise dispute in Russia		15	40
Charge in respect of MSA liabilities related to brands sold to a third party	94	31	656
Other adjusting items (largely other litigation including Engle)	23	35	87
Adjusting Items
Profit from Operations [Line Items]
Restructuring and integration costs	83	69	408
Impairment of goodwill		11	209
Other adjusting items (largely other litigation including Engle)	23	35	87
Total adjusting items included in profit from operations	328	271	1,403
Trademarks and Similar Intangibles | Adjusting Items
Profit from Operations [Line Items]
Amortisation and impairment of trademarks and similar intangibles	£ 151	171	339
Excise dispute in Russia | Adjusting Items
Profit from Operations [Line Items]
Credit in respect of an excise dispute in Russia		£ (15)	(40)
MSA Liabilities | Adjusting Items | R J Reynolds Tobacco Company
Profit from Operations [Line Items]
Charge in respect of MSA liabilities related to brands sold to a third party			£ 400